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                                                Filed Pursuant to Rule 497
                                                Registration File No.: 2-74667

                          Equitable Life's 300+ Series
                   Certificates under Group Annuity Contracts

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SUPPLEMENT DATED OCTOBER 18, 1999 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

This supplement adds and modifies certain information contained in the statement of additional information dated May 1, 1999 for Equitable Life's 300+ Series Certificates issued by THE EQUITABLE ASSURANCE SOCIETY OF THE UNITED STATES.

REPLACE THE SECOND SENTENCE OF THE FIRST PARAGRAPH ON THE COVER PAGE WITH THE FOLLOWING SENTENCE:

It should be read in conjunction with the related Equitable 300+ Series prospectus dated May 1, 1999 or October 18, 1999.